Subsequent events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

21. Subsequent events

On January 5, 2026, the Company issued 191,326 common shares, with a grant date fair value of $375,000, as consideration for the execution and delivery of the ELOC with Alumni Capital. See Note 13.

Subsequent to December 31, 2025, the Company issued 25,000 common shares of the Company for DSU exercises and 187,500 common shares of the Company for RSU exercises.